PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment

	2023	2022
Property, plant and equipment	23,662.7	26,961.3
Right of use assets	2,967.5	3,094.4
	26,630.2	30,055.7

Schedule of changes in the carrying amount of property, plant and equipment

									Carrying amount
	At December 31, 2021	Effects of movements in foreign exchange in the balance sheet	Effects of application of IAS 29 (hyperinflation)	Acquisitions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2022	Acquisition cost	Depreciation
Land and buildings	9,090.2	(832.1)	712.7	11.2	(436.8)	(20.1)	1,173.2	9,698.3	14,494.2	(4,795.9)
Plant and equipment	10,884.0	(1,067.3)	952.6	1,283.5	(3,564.6)	(15.7)	3,116.6	11,589.1	39,818.3	(28,229.2)
Fixtures and fittings	1,285.1	(111.6)	96.7	87.3	(579.7)	(14.6)	560.7	1,323.9	7,682.7	(6,358.8)
Under construction	5,404.7	(360.7)	252.7	4,923.7	-	-	(5,870.4)	4,350.0	4,350.0	-
	26,664.0	(2,371.7)	2,014.7	6,305.7	(4,581.1)	(50.4)	(1,019.9)	26,961.3	66,345.2	(39,383.9)

									Carrying amount
	At December 31, 2022	Effects of movements in foreign exchange in the balance sheet	Effects of application of IAS 29 (hyperinflation)	Acquisitions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2023	Acquisition cost	Depreciation
Land and buildings	9,698.3	(1,485.2)	663.1	44.7	(481.6)	(3.7)	800.6	9,236.2	14,287.8	(5,051.6)
Plant and equipment	11,589.1	(1,726.7)	779.4	1,230.2	(3,533.4)	(39.1)	2,488.8	10,788.3	39,509.2	(28,720.9)
Fixtures and fittings	1,323.9	(193.4)	86.5	56.4	(541.6)	(13.5)	373.7	1,092.0	7,074.2	(5,982.2)
Under construction	4,350.0	(311.7)	120.2	3,283.9	-	(3.4)	(4,892.8)	2,546.2	2,546.2	-
	26,961.3	(3,717.0)	1,649.2	4,615.2	(4,556.6)	(59.7)	(1,229.7)	23,662.7	63,417.4	(39,754.7)

Schedule of carrying amount of right-of-use assets

								Carrying amount
	At December 31, 2021	Effects of movements in foreign exchange in the balance sheet	Additions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2022	Acquisition cost	Depreciation
Buildings	1,206.0	(64.3)	628.0	(391.6)	9.7	(37.0)	1,350.8	2,698.3	(1,347.5)
Machinery, vehicles and others	1,354.3	(8.2)	1,009.7	(453.9)	(194.5)	36.2	1,743.6	2,889.5	(1,145.9)
Total	2,560.3	(72.5)	1,637.7	(845.5)	(184.8)	(0.8)	3,094.4	5,587.8	(2,493.4)

								Carrying amount
	At December 31, 2022	Effects of movements in foreign exchange in the balance sheet	Additions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2023	Acquisition cost	Depreciation
Buildings	1,350.8	(49.5)	355.0	(451.8)	(30.5)	(1.8)	1,172.2	2,925.9	(1,753.7)
Machinery, vehicles and others	1,743.6	(32.7)	1,329.3	(773.9)	(475.5)	4.5	1,795.3	3,534.4	(1,739.1)
Total	3,094.4	(82.2)	1,684.3	(1,225.7)	(506.0)	2.7	2,967.5	6,460.3	(3,492.8)

Schedule of estimated useful lives of property, plant and equipment

Buildings	25 years
Plant and equipment	15 years
Fixtures	10 years
Fittings	10 years
Assets for external use / commercial assets	2 - 5 years